Acquisition Deposit (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Oct. 08, 2018 USD ($)	Oct. 08, 2018 CNY (¥)
Acquisition Intention Deposit Disclosure [Abstract]
AcquisitionDepositAmountCurrent		$ 2,181,000	¥ 15
Acquisition deposit impairment	$ 2,200,000